Related Party Balances and Transactions (Details) - Schedule of Estimate the Fair Value of the Corporate Borrowings	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Estimate the Fair Value of the Corporate Borrowings [Abstract]
Discount rate	11.87%	12.70%	15.01%